Filed pursuant to Rule 497(j)

Registration Nos. 333-178767 and 811-22652

Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

May 16, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Variable Insurance Trust (the “Registrant”)
File No. 333-178767

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Growth Strength Portfolio, a series of the Registrant. Post-Effective Amendment No. 44 to the Registration Statement was filed electronically with the Securities and Exchange Commission on May 11, 2023.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures